SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - EBP 001 - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
EBP, Summary of Accounting Policy	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting - The financial statements of the Plan have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Risks and Uncertainties - Investment securities, in general, are exposed to various risks, such as interest rate, credit, liquidity, and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants' account balances and the amounts reported in the statements of net assets available for benefits.

Concentration of Credit Risk - At December 31, 2025 and 2024, approximately 10 percent and 13 percent of the Plan’s investments were invested in Franklin Electric Co., Inc. common stock. A significant decline in the market value of the common stock would significantly affect the net assets available for benefits.

Notes Receivable from Participants - Notes receivable from participants are reported at their unpaid principal balance plus any accrued but unpaid interest, with no allowance for credit losses, as repayments of principal and interest are received through payroll deductions, and the notes are collateralized by the participants' account balances.

Investment Transactions - Purchases and sales of securities are recorded on a trade-date basis.

Income Recognition - Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation/(depreciation) includes the Plan's gains and losses on investments bought and sold as well as held during the year.

Investment Options - The Plan's investments are stated at fair value.

Investments in Franklin Electric Co., Inc. common stock are valued at the last quoted sale or bid prices, as reported on the NASDAQ Global Select Market. At December 31, 2025, there were 273,779 shares outstanding with a value of $95.53 per share, and at December 31, 2024, there were 329,108 shares outstanding with a value of $97.45 per share.

Shares of registered investment companies are valued at quoted market prices on a nationally recognized security exchange, which represent the net asset values of shares held by the Plan at year end.

Units held in the collective investments are valued based on the unit value established by the Fund for each investment on the valuation date. The Fund calculates the unit value by dividing each investment's net asset value on the calculation date by the number of units that are outstanding on the calculation date for each investment. The fair values of participation units held in the various collective investments were based on the net asset value reported by the Fund manager as of the financial statement dates and recent transaction prices. The Plan Administrator, committee, participant or other authorized party may instruct Principal in writing to redeem some or all units of the various collective investment. Redemptions will be handled by the Fund per the Participation Agreement in which the Plan Sponsor entered into with the Trust. Units will be redeemed at the unit value, as determined following receipt by Principal of written redemption instructions. Redemption proceeds will generally be paid to the account within one business day after receipt of a redemption request for participant directed redemptions, but no more than six business days after such a receipt. Plan Sponsor directed redemption will follow the withdrawal terms within the Participation Agreement per the Trust and could be held up to, but not to exceed, 12 months after receipt of the request for liquidation.

Management fees charged to the Plan for investments are deducted from income earned on a daily basis and are not separately reflected. Accordingly, management fees are reflected as a reduction of investment return for such investments.

Payment of Benefits - Benefit payments to participants are recorded upon distribution. Amounts allocated to accounts of persons who have elected to withdraw from the Plan but have not yet been paid were not significant at December 31, 2025 and 2024.

Administrative Expenses - Administrative expenses may be paid by the Company or the Plan, at the Company's discretion and are recognized when incurred. An annual administration fee is paid by each participant.

EBP, Basis of Accounting
Basis of Accounting - The financial statements of the Plan have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America.

EBP, Use of Estimate
Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

EBP, Risk and Uncertainty
Risks and Uncertainties - Investment securities, in general, are exposed to various risks, such as interest rate, credit, liquidity, and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants' account balances and the amounts reported in the statements of net assets available for benefits.

Concentration of Credit Risk - At December 31, 2025 and 2024, approximately 10 percent and 13 percent of the Plan’s investments were invested in Franklin Electric Co., Inc. common stock. A significant decline in the market value of the common stock would significantly affect the net assets available for benefits.

EBP, Note Receivable from Participant
Notes Receivable from Participants - Notes receivable from participants are reported at their unpaid principal balance plus any accrued but unpaid interest, with no allowance for credit losses, as repayments of principal and interest are received through payroll deductions, and the notes are collateralized by the participants' account balances.

EBP, Investment
Investment Transactions - Purchases and sales of securities are recorded on a trade-date basis.

Income Recognition - Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation/(depreciation) includes the Plan's gains and losses on investments bought and sold as well as held during the year.

Investment Options - The Plan's investments are stated at fair value.

Investments in Franklin Electric Co., Inc. common stock are valued at the last quoted sale or bid prices, as reported on the NASDAQ Global Select Market. At December 31, 2025, there were 273,779 shares outstanding with a value of $95.53 per share, and at December 31, 2024, there were 329,108 shares outstanding with a value of $97.45 per share.

Shares of registered investment companies are valued at quoted market prices on a nationally recognized security exchange, which represent the net asset values of shares held by the Plan at year end.

Units held in the collective investments are valued based on the unit value established by the Fund for each investment on the valuation date. The Fund calculates the unit value by dividing each investment's net asset value on the calculation date by the number of units that are outstanding on the calculation date for each investment. The fair values of participation units held in the various collective investments were based on the net asset value reported by the Fund manager as of the financial statement dates and recent transaction prices. The Plan Administrator, committee, participant or other authorized party may instruct Principal in writing to redeem some or all units of the various collective investment. Redemptions will be handled by the Fund per the Participation Agreement in which the Plan Sponsor entered into with the Trust. Units will be redeemed at the unit value, as determined following receipt by Principal of written redemption instructions. Redemption proceeds will generally be paid to the account within one business day after receipt of a redemption request for participant directed redemptions, but no more than six business days after such a receipt. Plan Sponsor directed redemption will follow the withdrawal terms within the Participation Agreement per the Trust and could be held up to, but not to exceed, 12 months after receipt of the request for liquidation.

Management fees charged to the Plan for investments are deducted from income earned on a daily basis and are not separately reflected. Accordingly, management fees are reflected as a reduction of investment return for such investments.

EBP, Payment to Participant
Payment of Benefits - Benefit payments to participants are recorded upon distribution. Amounts allocated to accounts of persons who have elected to withdraw from the Plan but have not yet been paid were not significant at December 31, 2025 and 2024.

EBP, Expense
Administrative Expenses - Administrative expenses may be paid by the Company or the Plan, at the Company's discretion and are recognized when incurred. An annual administration fee is paid by each participant.

EBP, Employer, Common Stock
EBP, Accounting Policy [Line Items]
EBP, Investment, Number of Shares	273,779	329,108
EBP, Net Asset Value per Share or Unit	$ 95.53	$ 97.45
EBP, Risk and Uncertainty, Concentration of Investment at Fair Value to Total Investments, Percentage	10.00%	13.00%